CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 29,019	$ 41,179
Restricted deposits	476	489
Prepaid expenses and other receivables	6,813	5,789
Due from the Michigan Joint Operation and NPI	5,894	3,768
Trade receivables	43,414	38,537
Income tax receivable	283	536
Total current assets	85,899	90,298
NON-CURRENT ASSETS
Restricted deposits - Joint Venture and other	9,954	4,247
Property and equipment	3,443	3,992
Intangible assets	342,752	347,213
Right-of-use assets	8,742	7,973
Investment in Associates	5,965	4,770
Deferred taxes	1,039	2,451
Total non-current assets	371,895	370,646
TOTAL ASSETS	457,794	460,944
CURRENT LIABILITIES
Trade and other payables	20,443	16,042
Royalty payables	13,328	10,838
Client liabilities	5,783	6,927
Income tax payables	6,701	5,151
Gaming tax payables	7,520	10,133
Lease liabilities	1,864	1,150
Contingent consideration on business combination and other	10,729	17,256
Employees' related payables and accruals	9,866	7,262
Total current liabilities	76,234	74,759
NON-CURRENT LIABILITIES
Liability with respect to Caesars’ IP option	3,450	3,450
Loans from a financial institution, net	217,969	209,287
Company share of Joint Venture net liabilities, net	416	539
Lease liabilities	6,970	6,823
Accrued severance pay, net	1,002	1,033
Deferred taxes	17,979	19,714
Total non-current liabilities	247,786	240,846
EQUITY
Share capital	60	59
Reserve with respect to transaction under common control	(8,467)	(8,467)
Reserve with respect to funding transaction with related parties	20,072	20,072
Accumulated other comprehensive income	4,071	482
Share premium	176,927	173,908
Share based payments reserve	7,044	6,941
Accumulated losses	(65,933)	(47,656)
Total equity (deficit)	133,774	145,339
TOTAL LIABILITIES AND EQUITY	$ 457,794	$ 460,944